FRANKLIN ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value
U.S. Government and Agency Securities 31.0%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$38,971	$39,026
Dy9 Leasing LLC, 2.372%, 3/19/27	1,807,065	1,832,305
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,265,594
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 2.144%, (3-Month USD LIBOR + 0.23%), 2/28/25	913,389	910,477
Overseas Private Investment Corp.,
2.12%, 3/20/24	1,100,000	1,104,770
4.01%, 5/15/30	1,710,000	1,867,157
A, zero cpn., 11/15/20	225,000	288,562
Petroleos Mexicanos, 2.378%, 4/15/25	770,000	778,035
Reliance Industries Ltd.,
senior secured note, 2.06%, 1/15/26	1,625,000	1,630,515
2.512%, 1/15/26	1,218,750	1,234,685
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	867,012
Tayarra Ltd., 3.628%, 2/15/22	397,968	405,762
U.S. Treasury Note,
1.125%, 6/30/21	2,500,000	2,482,562
1.25%, 3/31/21	2,500,000	2,488,549
1.375%, 10/31/20	2,000,000	1,995,456
1.375%, 4/30/21	2,000,000	1,993,869
1.50%, 8/15/20	1,000,000	999,266
1.50%, 8/15/22	2,000,000	1,995,008
1.625%, 8/15/22	2,000,000	2,001,341
1.875%, 11/30/21	1,800,000	1,810,239
2.25%, 7/31/21	1,500,000	1,515,153
2.50%, 1/15/22	500,000	508,995
2.625%, 11/15/20	2,000,000	2,016,853
2.625%, 5/15/21	2,000,000	2,027,453
2.75%, 9/30/20	1,250,000	1,260,109
2.875%, 10/31/20	2,500,000	2,524,984
[b]Index Linked, 0.125%, 7/15/24	1,950,714	1,962,799
[b]Index Linked, 0.375%, 7/15/23	1,437,475	1,457,626
[b]Index Linked, 0.375%, 7/15/25	1,356,388	1,384,400
Zarapito Leasing LLC, 2.628%, 11/12/26	1,860,569	1,902,422

Total U.S. Government and Agency Securities (Cost $44,048,009)		44,550,984

Mortgage-Backed Securities 74.4%

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 38.5%
FHLMC, 1.887%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	847,400	847,982
FHLMC, 1.907%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,358,355	1,351,548
FHLMC, 1.917%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	1,074,955	1,069,814
FHLMC, 1.927%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,320,749	1,313,260
FHLMC, 1.937%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	1,033,656	1,024,997
FHLMC, 1.947%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,129,619	1,125,574
FHLMC, 1.987%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,147,426	1,137,523
FHLMC, 1.997%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	149,564	148,777
FHLMC, 2.027%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,046,227	1,041,501
FHLMC, 2.037%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,200,590	1,195,132
FHLMC, 2.037%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,529,713	1,521,617
FHLMC, 2.04%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,511,727	1,501,288
FHLMC, 2.047%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,045,119	1,040,807
FHLMC, 2.057%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	688,205	686,034
FHLMC, 2.057%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	851,140	847,738
FHLMC, 2.067%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	863,321	860,058

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.067%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	$749,690	$746,104
FHLMC, 2.077%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	75,455	75,370
FHLMC, 2.077%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	284,186	283,750
FHLMC, 2.097%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,602,156	1,596,131
FHLMC, 2.117%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,499,066	1,494,829
FHLMC, 2.137%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	1,999,909	1,992,295
FHLMC, 2.177%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	1,999,954	1,997,162
FHLMC, 2.187%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	999,947	998,512
FHLMC, 2.19%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	2,247,880	2,248,821
FHLMC, 2.197%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,943,674	1,942,146
FHLMC, 2.207%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	1,864,529	1,864,085
FHLMC, 2.217%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,001,337
FHLMC, 2.227%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,999,698	1,999,492
FHLMC, 2.237%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,971,496	1,974,314
FHLMC, 2.237%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,499,784	1,501,940
FHLMC, 2.257%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,960,060
FHLMC, 2.347%, (1-Month USD LIBOR +/- MBS Margin), 9/25/25	142,090	142,000
FHLMC, 3.484%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	31,602	33,018
FHLMC, 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	17,900	18,954
FHLMC, 4.005%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	41,573	44,039
FHLMC, 4.006%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	90,283	95,631
FHLMC, 4.016%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	176,184	186,187
FHLMC, 4.056%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	19,841	20,895
FHLMC, 4.056%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	2,447	2,561
FHLMC, 4.113%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	18,025	18,889
FHLMC, 4.149%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,218	17,079
FHLMC, 4.159%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	125,524	132,750
FHLMC, 4.159%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	64,476	68,645
FHLMC, 4.196%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	847	874
FHLMC, 4.205%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	24,123	25,494
FHLMC, 4.208%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	149,841	159,019
FHLMC, 4.257%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	8,266	8,692
FHLMC, 4.267%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	71,548	75,141
FHLMC, 4.30%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	69,617	72,966
FHLMC, 4.303%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	311,644	327,576
FHLMC, 4.31%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	182,117	189,423
FHLMC, 4.312%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,964	8,426
FHLMC, 4.319%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	356,078	374,436
FHLMC, 4.336%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	17,198	18,031
FHLMC, 4.346%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	12,082	12,643
FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	79,054	82,835
FHLMC, 4.357%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	40,381	42,290
FHLMC, 4.378%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	968	982
FHLMC, 4.378%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	3,497	3,602
FHLMC, 4.392%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	75,371	79,556
FHLMC, 4.403%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	955,137	994,312
FHLMC, 4.408%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	51,960	54,268
FHLMC, 4.409%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,548	4,789
FHLMC, 4.411%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	14,925	15,669
FHLMC, 4.438%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	221,790	229,396
FHLMC, 4.446%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	671	706
FHLMC, 4.447%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	13,503	14,286
FHLMC, 4.453%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	775,767	815,755
FHLMC, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	27,886	29,270
FHLMC, 4.474%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	142,027	152,182
FHLMC, 4.485%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	16,066	16,982
FHLMC, 4.495%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	4,620	4,760

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.505%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	$4,145	$4,219
FHLMC, 4.509%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	10,080	10,638
FHLMC, 4.518%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	21,772	22,875
FHLMC, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	51,090	53,647
FHLMC, 4.548%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	12,789	13,472
FHLMC, 4.561%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,678,877	1,765,808
FHLMC, 4.564%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	18,236	19,333
FHLMC, 4.569%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	485,019	512,865
FHLMC, 4.574%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	262,806	274,649
FHLMC, 4.58%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	62,428	65,991
FHLMC, 4.591%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	72,173	74,947
FHLMC, 4.596%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	185,422	193,790
FHLMC, 4.609%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,167,613	2,294,360
FHLMC, 4.615%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	104	106
FHLMC, 4.624%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	582,749	610,168
FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	8,995	9,432
FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	136,064	144,008
FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,948	4,154
FHLMC, 4.639%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	54,552	57,873
FHLMC, 4.642%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	19,838	20,975
FHLMC, 4.661%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,199,147	1,265,386
FHLMC, 4.668%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	35,880	38,161
FHLMC, 4.672%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	58,030	60,996
FHLMC, 4.694%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	8,246	8,637
FHLMC, 4.697%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	19,060	20,207
FHLMC, 4.707%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	60,874	64,487
FHLMC, 4.715%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	301,091	321,346
FHLMC, 4.727%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	104,222	107,500
FHLMC, 4.728%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	307,010	322,108
FHLMC, 4.731%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,867	1,951
FHLMC, 4.737%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	302,845	318,532
FHLMC, 4.748%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,161	3,279
FHLMC, 4.801%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	554,629	582,600
FHLMC, 4.804%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	35,318	37,398
FHLMC, 4.927%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	38,545	40,661
FHLMC, 4.975%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	59,565	62,846
FHLMC, 5.068%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	5,987	6,232
FHLMC, 5.117%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	10,266	10,596
FHLMC, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,179	1,193

		55,412,433

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.2%
FHLMC, 2.745%, 1/25/26	1,500,000	1,545,658
FHLMC, 2.995%, 12/25/25	1,500,000	1,565,339
FHLMC, 3.062%, 12/25/24	1,500,000	1,566,546
FHLMC, 3.458%, 8/25/23	2,000,000	2,094,406
FHLMC, 3.49%, 1/25/24	2,000,000	2,104,022
FHLMC, 3.50%, 6/01/26	552,856	572,933
FHLMC, 3.50%, 3/15/43	1,500,001	1,535,390
FHLMC, 4.00%, 3/01/49	3,586,572	3,785,145

		14,769,439

[c]Federal National Mortgage Association (FNMA) Adjustable Rate 15.1%
FNMA, 2.192%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	1,081,503	1,076,107
FNMA, 2.192%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,812,362	1,809,418
FNMA, 2.192%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,518,617	1,516,013
FNMA, 2.926%, (11th District COF +/- MBS Margin), 8/01/29	30,494	30,416

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.96%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	$843	$858
FNMA, 3.151%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	44	44
FNMA, 3.217%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	4,595	4,664
FNMA, 3.247%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,745	2,774
FNMA, 3.261%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	957	956
FNMA, 3.512%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	6,525	6,807
FNMA, 3.518%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,547	6,608
FNMA, 3.55%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	10,541	10,807
FNMA, 3.55%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	3,461	3,575
FNMA, 3.561%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	9,249	9,583
FNMA, 3.567%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	4,095	4,158
FNMA, 3.57%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,594	7,886
FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	41,287	43,498
FNMA, 3.628%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	54,027	55,763
FNMA, 3.63%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,064	6,300
FNMA, 3.675%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,122	8,276
FNMA, 3.684%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	8,256	8,503
FNMA, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,762	3,920
FNMA, 3.713%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	7,371	7,702
FNMA, 3.722%, (1 Year CMT +/- MBS Margin), 1/01/31	20,479	20,174
FNMA, 3.727%, (1 Year CMT +/- MBS Margin), 6/01/40	58,760	60,370
FNMA, 3.727%, (1 Year CMT +/- MBS Margin), 11/01/40	17,356	17,400
FNMA, 3.74%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,403	8,652
FNMA, 3.74%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	20,680	21,407
FNMA, 3.744%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	359,809	371,520
FNMA, 3.759%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	4,649	4,807
FNMA, 3.76%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	14,686	15,222
FNMA, 3.769%, (11th District COF +/- MBS Margin), 10/01/27	292	292
FNMA, 3.77%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	49,835	52,523
FNMA, 3.798%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	329,131	343,741
FNMA, 3.802%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	598,994	617,994
FNMA, 3.804%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	4,308	4,470
FNMA, 3.816%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,014	6,238
FNMA, 3.834%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	12,431	12,868
FNMA, 3.835%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	157,607	163,123
FNMA, 3.847%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	5,516	5,677
FNMA, 3.864%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	200,977	207,405
FNMA, 3.876%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	1,289	1,306
FNMA, 3.898%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,420	7,745
FNMA, 3.917%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	77,266	80,133
FNMA, 3.924%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	3,033	3,180
FNMA, 3.929%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	190,488	197,296
FNMA, 3.987%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,025	2,073
FNMA, 4.002%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	22,735	23,512
FNMA, 4.022%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	10,221	10,623
FNMA, 4.049%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	27,658	28,832
FNMA, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	59,526	61,663
FNMA, 4.096%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	578,308	608,925
FNMA, 4.102%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	19,238	19,907
FNMA, 4.118%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	32,515	33,890
FNMA, 4.127%, (1 Year CMT +/- MBS Margin), 11/01/35	26,225	27,069
FNMA, 4.139%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	13,130	13,807
FNMA, 4.144%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	954	1,006
FNMA, 4.147%, (1 Year CMT +/- MBS Margin), 10/01/35	216,131	223,315
FNMA, 4.161%, (1 Year CMT +/- MBS Margin), 11/01/35	37,579	38,847
FNMA, 4.176%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	901	933
FNMA, 4.19%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	390,434	409,267

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.193%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	$131,870	$138,196
FNMA, 4.195%, (11th District COF +/- MBS Margin), 8/01/28	20,999	21,489
FNMA, 4.204%, (1 Year CMT +/- MBS Margin), 11/01/35	106,723	110,455
FNMA, 4.21%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	6,422	6,735
FNMA, 4.212%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	93,229	98,571
FNMA, 4.219%, (1 Year CMT +/- MBS Margin), 11/01/35	37,211	38,548
FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	37,834	39,873
FNMA, 4.232%, (1 Year CMT +/- MBS Margin), 11/01/35	261,554	263,926
FNMA, 4.243%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	90,917	94,062
FNMA, 4.244%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	36,373	38,154
FNMA, 4.255%, (1 Year CMT +/- MBS Margin), 1/01/23	1,670	1,701
FNMA, 4.256%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	13,234	13,816
FNMA, 4.259%, (1 Year CMT +/- MBS Margin), 11/01/35	33,001	33,856
FNMA, 4.264%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,998	3,199
FNMA, 4.269%, (1 Year CMT +/- MBS Margin), 11/01/35	128,732	132,310
FNMA, 4.278%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,319	1,369
FNMA, 4.278%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	1,894	1,959
FNMA, 4.288%, (1 Year CMT +/- MBS Margin), 11/01/35	41,486	43,052
FNMA, 4.297%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	94,570	99,960
FNMA, 4.306%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	23,691	24,764
FNMA, 4.307%, (1 Year CMT +/- MBS Margin), 10/01/35	557,769	579,741
FNMA, 4.312%, (1 Year CMT +/- MBS Margin), 11/01/35	78,612	81,700
FNMA, 4.315%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	7,022	7,182
FNMA, 4.317%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	73,672	77,795
FNMA, 4.319%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	9,053	9,335
FNMA, 4.32%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	18,660	19,798
FNMA, 4.324%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	4,827	5,067
FNMA, 4.324%, (1 Year CMT +/- MBS Margin), 11/01/35	42,106	43,777
FNMA, 4.324%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	281,134	295,263
FNMA, 4.335%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	162,316	170,089
FNMA, 4.344%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	59,188	61,905
FNMA, 4.345%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	182,406	191,230
FNMA, 4.346%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	10,200	10,642
FNMA, 4.346%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	46,266	48,547
FNMA, 4.356%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	107,710	113,662
FNMA, 4.363%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	6,353	6,601
FNMA, 4.364%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	672,280	705,342
FNMA, 4.385%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	111,746	117,311
FNMA, 4.39%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	110,063	115,161
FNMA, 4.394%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	51,501	54,233
FNMA, 4.398%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	254,451	267,585
FNMA, 4.402%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,633,546	1,713,285
FNMA, 4.404%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	8,843	9,181
FNMA, 4.404%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	248,706	260,181
FNMA, 4.411%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	399,531	418,933
FNMA, 4.418%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,749	1,830
FNMA, 4.453%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	348,346	364,516
FNMA, 4.456%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	35,249	37,187
FNMA, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,422,171	1,491,343
FNMA, 4.459%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	170,347	178,404
FNMA, 4.488%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	176,102	186,083
FNMA, 4.492%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	53,128	55,896
FNMA, 4.495%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,668	1,721
FNMA, 4.498%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	92,208	97,436
FNMA, 4.501%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	739	765
FNMA, 4.501%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,309,887	1,382,678
FNMA, 4.506%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	136,348	141,886

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.513%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	$210,696	$221,309
FNMA, 4.516%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	71,935	76,186
FNMA, 4.518%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	396,159	419,030
FNMA, 4.525%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	945	956
FNMA, 4.541%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	68,682	72,931
FNMA, 4.553%, (1 Year CMT +/- MBS Margin), 5/01/36	74,317	77,934
FNMA, 4.556%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	44,044	46,458
FNMA, 4.565%, (1 Year CMT +/- MBS Margin), 9/01/36	52,173	54,549
FNMA, 4.571%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	30,703	31,946
FNMA, 4.571%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	90,811	95,800
FNMA, 4.575%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	2,805	2,905
FNMA, 4.579%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	7,868	8,121
FNMA, 4.58%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	32,545	34,068
FNMA, 4.585%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	9,418	9,842
FNMA, 4.589%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,515	7,895
FNMA, 4.598%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	44,445	46,795
FNMA, 4.602%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	30,688	31,782
FNMA, 4.603%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	56,075	58,286
FNMA, 4.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	35,161	37,020
FNMA, 4.618%, (1 Year CMT +/- MBS Margin), 10/01/36	85,546	89,930
FNMA, 4.638%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	23,539	24,511
FNMA, 4.642%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	70,583	74,303
FNMA, 4.654%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,445	11,905
FNMA, 4.665%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	41,832	43,592
FNMA, 4.668%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	51,131	54,539
FNMA, 4.673%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,621	3,776
FNMA, 4.681%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	12,575	13,236
FNMA, 4.684%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,970	2,024
FNMA, 4.715%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	40,226	42,627
FNMA, 4.721%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,064	15,911
FNMA, 4.723%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	19,249	19,696
FNMA, 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	36,744	38,884
FNMA, 4.728%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	24,146	25,801
FNMA, 4.729%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	18,914	19,847
FNMA, 4.738%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	6,217	6,448
FNMA, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	322,763	329,870
FNMA, 4.759%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	21,669	22,300
FNMA, 4.765%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	146,972	154,710
FNMA, 4.768%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,829	1,884
FNMA, 4.773%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	76,327	80,173
FNMA, 4.789%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	11,383	11,933
FNMA, 4.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	42,639	45,109
FNMA, 4.796%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	73,092	77,542
FNMA, 4.817%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	43,538	45,792
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	85,639	88,228
FNMA, 4.925%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	5,643	5,896
FNMA, 4.933%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	125,903	132,486
FNMA, 4.943%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	54,543	57,342
FNMA, 5.207%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	26,665	28,586
FNMA, 5.605%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	498	516

		21,784,344

Federal National Mortgage Association (FNMA) Fixed Rate 8.8%
[d]FNMA, 3.00%, 1/01/50	2,500,000	2,534,076
FNMA, 3.50%, 9/01/25	85,605	88,701
FNMA, 3.50%, 10/01/25	735,389	762,065
FNMA, 3.50%, 3/01/26	623,128	645,680

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 3.50%, 8/01/26	$114,686	$118,851
FNMA, 3.50%, 8/01/26	44,669	46,285
FNMA, 3.50%, 10/01/26	5,437	5,634
FNMA, 3.50%, 10/01/26	3,044	3,154
FNMA, 3.50%, 10/01/26	15,081	15,682
FNMA, 3.50%, 1/01/27	11,873	12,299
FNMA, 3.50%, 1/01/27	28,105	29,125
FNMA, 3.50%, 1/01/27	803,937	832,891
FNMA, 3.50%, 4/01/27	176,129	182,911
FNMA, 3.50%, 7/01/27	853,115	883,876
FNMA, 3.50%, 5/01/31	218,528	226,420
[d]FNMA, 4.00%, 1/01/35	5,000,000	5,215,710
FNMA, 4.00%, 1/01/50	1,070,000	1,119,082

		12,722,442

Government National Mortgage Association (GNMA) Fixed Rate 1.8%
[d]GNMA, 3.50%, 1/01/50	2,450,000	2,524,760

Total Mortgage-Backed Securities (Cost $107,484,520)		107,213,418

Total Investments before Short Term Investments (Cost $151,532,529)		151,764,402

	Shares
Short Term Investments (Cost $2,255,816) 1.6%
Money Market Funds 1.6%
[e,f]Institutional Fiduciary Trust Money Market Portfolio, 1.249%	2,255,816	2,255,816

Total Investments (Cost $153,788,345) 107.0%		154,020,218
Other Assets, less Liabilities (7.0)%		(9,947,768)

Net Assets 100.0%		$144,072,450

[a]	The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.
[b]	Principal amount of security is adjusted for inflation.
[c]

Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

[d]	Security purchased on a to-be-announced (TBA) basis.
[e]	The rate shown is the annualized seven-day effective yield at period end.
[f]	See Note 5 regarding investments in affiliated management investment companies.

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	36	$7,758,000	3/31/20	$(606)
U.S. Treasury 5 Yr. Note	Short	74	8,777,094	3/31/20	42,531
U.S. Treasury 10 Yr. Note	Short	21	2,696,859	3/20/20	22,179

Total Futures Contracts					$64,104

*	As of period end.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.249%	$12,768,717	$106,369,505	$(116,882,406)	$—	$—	$2,255,816	2,255,816	$87,207

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$44,550,984	$—	$44,550,984
Mortgage-Backed Securities	—	107,213,418	—	107,213,418
Short Term Investments	2,255,816	—	—	2,255,816

Total Investments in Securities	$2,255,816	$151,764,402	$—	$154,020,218

Other Financial Instruments:
Futures Contracts	$64,710	$—	$—	$64,710

Liabilities:
Other Financial Instruments:
Futures Contracts	$606	$—	$—	$606

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.